DEFERRED GOVERNMENT GRANTS - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
DEFERRED GOVERNMENT GRANTS
Government grants received	¥ 5,000	¥ 0